Distribution Date:	08/17/26	Morgan Stanley Bank of America Merrill Lynch Trust 2025-C35
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2025-C35

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Large Loan, Inc.

Certificate Factor Detail	3		Attention: Leland F. Bunch, III	(646) 855-5044	leland.f.bunch@bofa.com

Certificate Interest Reconciliation Detail	4		One Bryant Park, NY-100-11-07 | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Exchangeable Certificate Detail	5
			Executive Vice President - Division Head	(913) 253-9001	AskMidland@midlands.com
Exchangeable Certificate Factor Detail	6
			10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Additional Information	7	Special Servicer	Argentic Services Company LP
Bond / Collateral Reconciliation - Cash Flows	8		Attention: Andrew Hundertmark		ahundertmark@argenticservices.com;
Bond / Collateral Reconciliation - Balances	9				jmayfield@argenticservices.com
			740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Current Mortgage Loan and Property Stratification	10-14
		Certificate Administrator	Computershare Trust Company, N.A.
Mortgage Loan Detail (Part 1)	15-16
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Mortgage Loan Detail (Part 2)	17-18				trustadministrationgroup@computershare.com

Principal Prepayment Detail	19		9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Trustee	Computershare Trust Company, N.A.
Historical Detail	20
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	21				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Specially Serviced Loan Detail - Part 1	23	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Specially Serviced Loan Detail - Part 2	24		Attention: WFCM 2025-5C5 - Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Modified Loan Detail	25		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Liquidated Loan Detail	26

Historical Bond / Collateral Loss Reconciliation Detail	27

Interest Shortfall Detail - Collateral Level	28

Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61779CAA2	4.609000%	10,227,000.00	6,344,182.47	106,931.25	24,366.95	0.00	0.00	131,298.20	6,237,251.22	30.20%	30.00%
A-SB	61779CAB0	5.486000%	12,539,000.00	12,539,000.00	0.00	57,324.13	0.00	0.00	57,324.13	12,539,000.00	30.20%	30.00%
A-4	61779CAC8	5.328000%	99,123,000.00	99,123,000.00	0.00	440,106.12	0.00	0.00	440,106.12	99,123,000.00	30.20%	30.00%
A-5	61779CAH7	5.633000%	296,542,000.00	296,542,000.00	0.00	1,392,017.57	0.00	0.00	1,392,017.57	296,542,000.00	30.20%	30.00%
A-S	61779CAQ7	5.970000%	67,248,000.00	67,248,000.00	0.00	334,558.80	0.00	0.00	334,558.80	67,248,000.00	18.88%	18.75%
B	61779CAV6	6.220000%	29,141,000.00	29,141,000.00	0.00	151,047.52	0.00	0.00	151,047.52	29,141,000.00	13.97%	13.88%
C	61779CAZ7	6.349000%	23,163,000.00	23,163,000.00	0.00	122,551.57	0.00	0.00	122,551.57	23,163,000.00	10.07%	10.00%
D	61779CBJ2	4.500000%	18,680,000.00	18,680,000.00	0.00	70,050.00	0.00	0.00	70,050.00	18,680,000.00	6.92%	6.88%
E	61779CBL7	4.500000%	10,461,000.00	10,461,000.00	0.00	39,228.75	0.00	0.00	39,228.75	10,461,000.00	5.16%	5.13%
F-RR	61779CBN3	6.709659%	7,472,000.00	7,472,000.00	0.00	41,778.81	0.00	0.00	41,778.81	7,472,000.00	3.90%	3.88%
G-RR*	61779CBQ6	6.709659%	23,163,423.00	23,163,423.00	0.00	129,266.18	0.00	0.00	129,266.18	23,163,423.00	0.00%	0.00%
R	61779CBU7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	61779CBS2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			597,759,423.00	593,876,605.47	106,931.25	2,802,296.40	0.00	0.00	2,909,227.65	593,769,674.22

X-A	61779CAN4	1.169705%	418,431,000.00	414,548,182.47	0.00	404,082.63	0.00	0.00	404,082.63	414,441,251.22
X-B	61779CAP9	0.605290%	119,552,000.00	119,552,000.00	0.00	60,303.06	0.00	0.00	60,303.06	119,552,000.00
X-D	61779CBE3	2.209659%	18,680,000.00	18,680,000.00	0.00	34,397.02	0.00	0.00	34,397.02	18,680,000.00
X-E	61779CBG8	2.209659%	10,461,000.00	10,461,000.00	0.00	19,262.70	0.00	0.00	19,262.70	10,461,000.00
Notional SubTotal			567,124,000.00	563,241,182.47	0.00	518,045.41	0.00	0.00	518,045.41	563,134,251.22

Deal Distribution Total					106,931.25	3,320,341.81	0.00	0.00	3,427,273.06

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61779CAA2	620.33660604	10.45577882	2.38260976	0.00000000	0.00000000	0.00000000	0.00000000	12.83838858	609.88082722
A-SB	61779CAB0	1,000.00000000	0.00000000	4.57166680	0.00000000	0.00000000	0.00000000	0.00000000	4.57166680	1,000.00000000
A-4	61779CAC8	1,000.00000000	0.00000000	4.44000000	0.00000000	0.00000000	0.00000000	0.00000000	4.44000000	1,000.00000000
A-5	61779CAH7	1,000.00000000	0.00000000	4.69416666	0.00000000	0.00000000	0.00000000	0.00000000	4.69416666	1,000.00000000
A-S	61779CAQ7	1,000.00000000	0.00000000	4.97500000	0.00000000	0.00000000	0.00000000	0.00000000	4.97500000	1,000.00000000
B	61779CAV6	1,000.00000000	0.00000000	5.18333345	0.00000000	0.00000000	0.00000000	0.00000000	5.18333345	1,000.00000000
C	61779CAZ7	1,000.00000000	0.00000000	5.29083323	0.00000000	0.00000000	0.00000000	0.00000000	5.29083323	1,000.00000000
D	61779CBJ2	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
E	61779CBL7	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
F-RR	61779CBN3	1,000.00000000	0.00000000	5.59138249	0.00000000	0.00000000	0.00000000	0.00000000	5.59138249	1,000.00000000
G-RR	61779CBQ6	1,000.00000000	0.00000000	5.58061647	0.01076611	0.07488919	0.00000000	0.00000000	5.58061647	1,000.00000000
R	61779CBU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	61779CBS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61779CAN4	990.72053091	0.00000000	0.96570911	0.00000000	0.00000000	0.00000000	0.00000000	0.96570911	990.46497803
X-B	61779CAP9	1,000.00000000	0.00000000	0.50440863	0.00000000	0.00000000	0.00000000	0.00000000	0.50440863	1,000.00000000
X-D	61779CBE3	1,000.00000000	0.00000000	1.84138223	0.00000000	0.00000000	0.00000000	0.00000000	1.84138223	1,000.00000000
X-E	61779CBG8	1,000.00000000	0.00000000	1.84138228	0.00000000	0.00000000	0.00000000	0.00000000	1.84138228	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	24,366.95	0.00	24,366.95	0.00	0.00	0.00	24,366.95	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	57,324.13	0.00	57,324.13	0.00	0.00	0.00	57,324.13	0.00
A-4	07/01/26 - 07/30/26	30	0.00	440,106.12	0.00	440,106.12	0.00	0.00	0.00	440,106.12	0.00
A-5	07/01/26 - 07/30/26	30	0.00	1,392,017.57	0.00	1,392,017.57	0.00	0.00	0.00	1,392,017.57	0.00
X-A	07/01/26 - 07/30/26	30	0.00	404,082.63	0.00	404,082.63	0.00	0.00	0.00	404,082.63	0.00
X-B	07/01/26 - 07/30/26	30	0.00	60,303.06	0.00	60,303.06	0.00	0.00	0.00	60,303.06	0.00
X-D	07/01/26 - 07/30/26	30	0.00	34,397.02	0.00	34,397.02	0.00	0.00	0.00	34,397.02	0.00
X-E	07/01/26 - 07/30/26	30	0.00	19,262.70	0.00	19,262.70	0.00	0.00	0.00	19,262.70	0.00
A-S	07/01/26 - 07/30/26	30	0.00	334,558.80	0.00	334,558.80	0.00	0.00	0.00	334,558.80	0.00
B	07/01/26 - 07/30/26	30	0.00	151,047.52	0.00	151,047.52	0.00	0.00	0.00	151,047.52	0.00
C	07/01/26 - 07/30/26	30	0.00	122,551.57	0.00	122,551.57	0.00	0.00	0.00	122,551.57	0.00
D	07/01/26 - 07/30/26	30	0.00	70,050.00	0.00	70,050.00	0.00	0.00	0.00	70,050.00	0.00
E	07/01/26 - 07/30/26	30	0.00	39,228.75	0.00	39,228.75	0.00	0.00	0.00	39,228.75	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	41,778.81	0.00	41,778.81	0.00	0.00	0.00	41,778.81	0.00
G-RR	07/01/26 - 07/30/26	30	1,477.05	129,515.56	0.00	129,515.56	249.38	0.00	0.00	129,266.18	1,734.69
Totals			1,477.05	3,320,591.19	0.00	3,320,591.19	249.38	0.00	0.00	3,320,341.81	1,734.69

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-4 (Exch)	N/A	5.328000%	99,123,000.00	99,123,000.00	0.00	440,106.12	0.00	0.00	440,106.12	99,123,000.00
A-4-1	61779CAD6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	61779CAE4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	61779CAF1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	61779CAG9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5 (Exch)	N/A	5.633000%	296,542,000.00	296,542,000.00	0.00	1,392,017.57	0.00	0.00	1,392,017.57	296,542,000.00
A-5-1	61779CAJ3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-2	61779CAK0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X1	61779CAL8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X2	61779CAM6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Exch)	N/A	5.970000%	67,248,000.00	67,248,000.00	0.00	334,558.80	0.00	0.00	334,558.80	67,248,000.00
A-S-1	61779CAR5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	61779CAS3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	61779CAT1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	61779CAU8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	N/A	6.220000%	29,141,000.00	29,141,000.00	0.00	151,047.52	0.00	0.00	151,047.52	29,141,000.00
B (Exch)	N/A	6.220000%	29,141,000.00	29,141,000.00	0.00	151,047.52	0.00	0.00	151,047.52	29,141,000.00
B-1	61779CAW4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	61779CBW3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	61779CAX2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	61779CAY0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Exch)	N/A	6.349000%	23,163,000.00	23,163,000.00	0.00	122,551.57	0.00	0.00	122,551.57	23,163,000.00
C-1	61779CBA1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	61779CBB9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	61779CBC7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	61779CBD5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			544,358,000.00	544,358,000.00	0.00	2,591,329.10	0.00	0.00	2,591,329.10	544,358,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-4-1	61779CAD6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	61779CAE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-1	61779CAJ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-2	61779CAK0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	61779CAR5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	61779CAS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	61779CAW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	61779CBW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	61779CBA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	61779CBB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-4-X1	61779CAF1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	61779CAG9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X1	61779CAL8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X2	61779CAM6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	61779CAT1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	61779CAU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	61779CAX2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	61779CAY0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	61779CBC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	61779CBD5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	3,427,273.06
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,332,619.09	Master Servicing Fee	2,336.96
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,064.68
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	255.70
ARD Interest	0.00	Operating Advisor Fee	1,155.75
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	214.78
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,332,619.09	Total Fees	12,027.87

Principal		Expenses/Reimbursements
Scheduled Principal	106,931.25	Reimbursement for Interest on Advances	249.38
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	106,931.25	Total Expenses/Reimbursements	249.38

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,320,341.81
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	106,931.25
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,427,273.06
Total Funds Collected	3,439,550.34	Total Funds Distributed	3,439,550.31

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	593,876,605.74	593,876,605.74	Beginning Certificate Balance	593,876,605.47
(-) Scheduled Principal Collections	106,931.25	106,931.25	(-) Principal Distributions	106,931.25
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	593,769,674.49	593,769,674.49	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	593,876,605.74	593,876,605.74	Ending Certificate Balance	593,769,674.22
Ending Actual Collateral Balance	593,769,674.49	593,769,674.49

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.27)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.27)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.71%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$7,000,000 or less	17	72,102,244.70	12.14%	106	6.1727	2.043133	1.50x or less	16	194,849,125.35	32.82%	105	6.7106	1.129199
$7,000,001 to $17,000,000	15	140,764,252.93	23.71%	104	6.5587	1.695800	1.51x to 1.70x	5	84,030,000.00	14.15%	107	6.7818	1.543665
$17,000,001 to $27,000,000	11	238,232,948.21	40.12%	105	6.4930	1.737449	1.71x to 2.20x	17	214,954,371.73	36.20%	105	6.4842	2.000132
$27,000,001 to $37,000,000	2	59,170,228.65	9.97%	107	7.0277	1.386226	2.21x to 3.10x	7	91,536,177.41	15.42%	106	5.9948	2.647200
$37,000,001 to $47,000,000	2	83,500,000.00	14.06%	107	6.4492	2.129042	3.11x or greater	2	8,400,000.00	1.41%	107	5.8950	4.493929
$47,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	47	593,769,674.49	100.00%	105	6.5168	1.784763
Totals	47	593,769,674.49	100.00%	105	6.5168	1.784763
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	3	14,850,000.00	2.50%	106	6.5082	2.017710
							Industrial	2	23,630,000.00	3.98%	107	6.6400	1.540000
California	7	43,100,000.00	7.26%	106	6.0598	2.673712
							Lodging	11	90,991,406.06	15.32%	106	7.0689	1.622109
Colorado	1	3,246,374.29	0.55%	100	7.7550	1.410000
							Mixed Use	12	110,226,839.01	18.56%	105	6.2432	2.243076
Florida	3	22,060,000.00	3.72%	105	7.3060	1.978404
							Multi-Family	10	35,465,282.44	5.97%	106	6.5079	1.259750
Georgia	3	32,715,057.00	5.51%	106	6.8915	1.456549
							Office	5	132,741,999.03	22.36%	105	6.3718	1.907597
Hawaii	2	28,914,825.99	4.87%	107	7.2828	2.002637
							Other	8	56,758,275.25	9.56%	103	6.4199	1.130922
Illinois	1	9,190,004.64	1.55%	100	7.7550	1.410000
							Retail	10	116,124,333.00	19.56%	105	6.6720	1.562591
Indiana	1	1,275,685.37	0.21%	100	7.7550	1.410000
							Self Storage	7	27,831,539.76	4.69%	107	5.9439	3.052775
Kentucky	1	4,234,943.00	0.71%	107	6.6400	1.540000
							Totals	65	593,769,674.49	100.00%	105	6.5168	1.784763
Maryland	1	52,041,999.03	8.76%	103	5.4910	2.030000

Massachusetts	8	59,500,000.00	10.02%	106	5.8928	2.750000

Michigan	1	23,400,000.00	3.94%	107	6.4570	1.720000

Mississippi	2	9,035,000.00	1.52%	106	7.2570	2.060000

Montana	1	8,000,000.00	1.35%	107	6.8130	1.800000

New Hampshire	1	8,775,000.00	1.48%	106	7.2570	2.060000

New Jersey	4	27,950,000.00	4.71%	107	7.0877	1.421145

New York	10	103,365,282.44	17.41%	106	6.2671	1.233193

Ohio	4	25,659,672.83	4.32%	100	7.0704	1.569600

Oklahoma	1	2,598,551.14	0.44%	100	7.7550	1.410000

Oregon	1	20,833,333.00	3.51%	104	5.5770	2.170000

Pennsylvania	2	41,370,228.65	6.97%	107	6.8801	0.925431

South Carolina	3	16,181,177.41	2.73%	106	7.2504	2.156349

Texas	3	28,372,539.76	4.78%	104	6.6963	1.426889

Wisconsin	1	7,100,000.00	1.20%	103	7.4870	1.250000

Totals	65	593,769,674.49	100.00%	105	6.5168	1.784763

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.9999% or less	22	225,240,614.41	37.93%	105	5.7290	2.126197	12 months or less	1	5,200,000.00	0.88%	108	6.3900	1.250000
	6.000% to 6.9999%	13	209,335,268.41	35.26%	106	6.7371	1.466743	13 months or greater	46	588,569,674.49	99.12%	105	6.5179	1.789488
	7.000% or greater	12	159,193,791.67	26.81%	105	7.3418	1.719863	Totals	47	593,769,674.49	100.00%	105	6.5168	1.784763
	Totals	47	593,769,674.49	100.00%	105	6.5168	1.784763
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	119 months or less	47	593,769,674.49	100.00%	105	6.5168	1.784763	Interest Only	30	391,039,333.00	65.86%	106	6.4870	1.925825
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 or less	13	170,099,353.74	28.65%	105	6.4890	1.576380
	Totals	47	593,769,674.49	100.00%	105	6.5168	1.784763	361 or more	4	32,630,987.75	5.50%	102	7.0192	1.180598
								Totals	47	593,769,674.49	100.00%	105	6.5168	1.784763
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		8	183,865,000.00	30.97%	106	6.6530	2.041429			No outstanding loans in this group
	12 months or less	39	409,904,674.49	69.03%	105	6.4557	1.669635
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	593,769,674.49	100.00%	105	6.5168	1.784763
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A2-C1	30323390	MU	Cambridge	MA	Actual/360	5.893%	208,049.64	0.00	0.00	N/A	06/09/35	--	41,000,000.00	41,000,000.00	07/09/26
1A2-C2-A	30323391				Actual/360	5.893%	93,876.06	0.00	0.00	N/A	06/09/35	--	18,500,000.00	18,500,000.00	07/09/26
2A-3-1	30323104	OF	Bethesda	MD	Actual/360	5.491%	97,673.14	21,530.22	0.00	N/A	03/01/35	--	20,656,870.18	20,635,339.96	08/01/26
2A-8	30323109				Actual/360	5.491%	46,477.38	10,245.07	0.00	N/A	03/01/35	--	9,829,490.12	9,819,245.05	08/01/26
2A-9-1	30323110				Actual/360	5.491%	23,238.69	5,122.53	0.00	N/A	03/01/35	--	4,914,745.13	4,909,622.60	08/01/26
2A-6-2	30512239				Actual/360	5.491%	55,702.21	12,278.51	0.00	N/A	03/01/35	--	11,780,447.38	11,768,168.87	08/01/26
2A-9-2	30512240				Actual/360	5.491%	23,238.69	5,122.54	0.00	N/A	03/01/35	--	4,914,745.03	4,909,622.49	08/01/26
3A-1	30323392	LO	Various	Various	Actual/360	7.257%	137,698.55	0.00	0.00	N/A	06/06/35	--	22,035,000.00	22,035,000.00	08/06/26
3A-2	30323393				Actual/360	7.257%	142,166.65	0.00	0.00	N/A	06/06/35	--	22,750,000.00	22,750,000.00	08/06/26
4	30323394	OF	Various	NY	Actual/360	6.986%	255,668.19	0.00	0.00	N/A	07/01/35	--	42,500,000.00	42,500,000.00	08/01/26
5A-6	30323395	98	New York	NY	Actual/360	5.650%	126,497.22	0.00	0.00	N/A	05/06/35	--	26,000,000.00	26,000,000.00	07/06/26
5A-7	30323396				Actual/360	5.650%	48,652.78	0.00	0.00	N/A	05/06/35	--	10,000,000.00	10,000,000.00	07/06/26
6	30323397	LO	Harrisburg	PA	Actual/360	6.836%	188,330.02	23,016.95	0.00	N/A	07/01/35	--	31,993,245.60	31,970,228.65	08/01/26
7A-1	30323398	OF	Kapolei	HI	Actual/360	7.253%	169,881.38	0.00	0.00	N/A	07/06/35	--	27,200,000.00	27,200,000.00	08/06/26
8	30512436	IN	Various	Various	Actual/360	6.640%	135,111.09	0.00	0.00	N/A	07/06/35	--	23,630,000.00	23,630,000.00	08/06/26
9A-2	30322886	98	Various	Various	Actual/360	7.755%	138,657.90	5,370.85	0.00	N/A	12/06/34	--	20,763,646.10	20,758,275.25	08/06/26
10	30323401	MU	Detroit	MI	Actual/360	6.457%	130,108.55	0.00	0.00	N/A	07/01/35	--	23,400,000.00	23,400,000.00	08/01/26
11A-5-1-2	30323402	RT	Portland	OR	Actual/360	5.577%	100,050.35	0.00	0.00	N/A	04/06/35	--	20,833,333.00	20,833,333.00	07/06/26
12	30323403	RT	Greenville	TX	Actual/360	6.500%	111,894.07	0.00	0.00	N/A	04/06/35	--	19,991,000.00	19,991,000.00	08/06/26
13	30512375	RT	Deptford	NJ	Actual/360	6.980%	118,407.94	0.00	0.00	N/A	07/06/35	--	19,700,000.00	19,700,000.00	08/06/26
14A-2	30322881	MU	Beavercreek	OH	Actual/360	6.600%	71,396.88	0.00	0.00	N/A	10/06/34	--	12,562,500.00	12,562,500.00	08/06/26
15A-4	30323101	OF	Irvine	CA	Actual/360	5.987%	56,710.19	0.00	0.00	N/A	02/01/35	--	11,000,000.00	11,000,000.00	08/01/26
16	30323404	RT	Cornelia	GA	Actual/360	7.258%	67,811.90	0.00	0.00	N/A	04/06/35	--	10,850,000.00	10,850,000.00	08/06/26
17	30323405	MU	Warrensville Heights	OH	Actual/360	7.460%	66,621.18	6,508.96	0.00	N/A	02/06/35	--	10,370,847.97	10,364,339.01	08/06/26
18	30323406	RT	Los Angeles	CA	Actual/360	6.570%	53,180.50	0.00	0.00	N/A	06/01/35	--	9,400,000.00	9,400,000.00	08/01/26
19	30512211	RT	Philadelphia	PA	Actual/360	7.030%	56,903.94	0.00	0.00	N/A	06/06/35	--	9,400,000.00	9,400,000.00	08/06/26
20	30323407	MF	Paterson	NJ	Actual/360	7.345%	52,180.10	0.00	0.00	N/A	06/06/35	--	8,250,000.00	8,250,000.00	07/06/26
21	30323408	LO	West Yellowstone	MT	Actual/360	6.813%	46,934.00	0.00	0.00	N/A	07/06/35	--	8,000,000.00	8,000,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
22	30323409	SS	Riverside	CA	Actual/360	5.860%	37,845.83	0.00	0.00	N/A	07/01/35	--	7,500,000.00	7,500,000.00	08/01/26
23	30323410	RT	Orlando	FL	Actual/360	7.401%	47,798.13	0.00	0.00	N/A	04/06/35	--	7,500,000.00	7,500,000.00	08/06/26
24	30512232	RT	Glendale	AZ	Actual/360	6.594%	41,166.71	0.00	0.00	N/A	06/06/35	--	7,250,000.00	7,250,000.00	08/06/26
25	30323411	RT	Mount Pleasant	WI	Actual/360	7.487%	45,774.69	0.00	0.00	N/A	03/06/35	--	7,100,000.00	7,100,000.00	08/06/26
26	30323412	MF	Houston	TX	Actual/360	7.250%	42,140.63	0.00	0.00	N/A	05/06/35	--	6,750,000.00	6,750,000.00	08/06/26
27	30323413	LO	Lexington	SC	Actual/360	7.240%	38,904.23	4,030.15	0.00	N/A	06/06/35	--	6,240,207.56	6,236,177.41	08/06/26
28	30323414	SS	Riverside	CA	Actual/360	5.895%	29,949.88	0.00	0.00	N/A	07/01/35	--	5,900,000.00	5,900,000.00	08/01/26
29	30512432	MF	Brooklyn	NY	Actual/360	6.390%	28,613.00	0.00	0.00	N/A	08/06/35	--	5,200,000.00	5,200,000.00	08/06/26
30	30323415	MF	Mount Vernon	NY	Actual/360	5.691%	23,126.82	1,992.55	0.00	N/A	06/01/35	--	4,719,197.50	4,717,204.95	08/01/26
31A-2	30323416	MU	New York	NY	Actual/360	5.960%	22,581.78	0.00	0.00	N/A	04/01/35	--	4,400,000.00	4,400,000.00	07/01/26
32	30512267	RT	Glendale	AZ	Actual/360	6.850%	24,184.31	0.00	0.00	N/A	06/06/35	--	4,100,000.00	4,100,000.00	08/06/26
33	30323417	SS	Redlands	CA	Actual/360	5.896%	19,293.02	0.00	0.00	N/A	07/01/35	--	3,800,000.00	3,800,000.00	08/01/26
34	30323418	MF	Larchmont	NY	Actual/360	5.797%	18,612.68	1,492.17	0.00	N/A	07/01/35	--	3,728,605.50	3,727,113.33	08/01/26
35	30323419	SS	Yuma	AZ	Actual/360	5.930%	17,872.36	0.00	0.00	N/A	06/01/35	--	3,500,000.00	3,500,000.00	08/01/26
36	30323420	MF	Bronxville	NY	Actual/360	5.890%	17,245.51	7,607.98	0.00	N/A	06/01/35	--	3,400,177.92	3,392,569.94	08/01/26
37	30323421	MF	Bronxville	NY	Actual/360	5.720%	16,893.74	1,419.63	0.00	N/A	07/01/35	--	3,429,813.85	3,428,394.22	08/01/26
38	30323422	SS	Indio	CA	Actual/360	5.896%	15,231.33	0.00	0.00	N/A	07/01/35	--	3,000,000.00	3,000,000.00	08/01/26
39	30323423	SS	Loma Linda	CA	Actual/360	5.895%	12,690.63	0.00	0.00	N/A	07/01/35	--	2,500,000.00	2,500,000.00	08/01/26
40	30323424	SS	Tyler	TX	Actual/360	6.810%	9,574.62	1,193.14	0.00	N/A	06/06/35	--	1,632,732.90	1,631,539.76	08/06/26
Totals							3,332,619.09	106,931.25	0.00				593,876,605.74	593,769,674.49
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2-C1	140,920,844.00	0.00	--	--	--	0.00	0.00	207,957.85	207,957.85	0.00	0.00
1A2-C2-A	140,920,844.00	0.00	--	--	--	0.00	0.00	93,834.64	93,834.64	0.00	0.00
2A-3-1	31,370,685.00	6,512,365.27	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-8	31,370,685.00	6,512,365.27	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-9-1	31,370,685.00	6,512,365.27	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-6-2	31,370,685.00	6,512,365.27	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-9-2	31,370,685.00	6,512,365.27	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-1	6,637,858.82	5,327,901.69	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-2	6,637,858.82	5,327,901.69	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,214,746.53	1,221,622.56	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-6	9,268,536.00	0.00	--	--	--	0.00	0.00	126,413.26	126,413.26	0.00	0.00
5A-7	9,268,536.00	0.00	--	--	--	0.00	0.00	48,620.49	48,620.49	0.00	0.00
6	5,023,019.00	769,073.89	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-1	7,251,452.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,820,774.76	621,433.69	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A-2	9,529,048.31	2,277,097.38	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,599,370.44	677,213.71	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11A-5-1-2	43,640,913.63	0.00	--	--	--	0.00	0.00	99,983.08	99,983.08	0.00	0.00
12	1,777,368.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,107,966.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A-2	15,543,168.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A-4	24,101,063.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,064,804.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,009,179.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,019,542.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	886,863.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	52,144.58	52,144.58	0.00	0.00
21	1,096,643.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22	1,130,446.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	635,571.78	1,080,032.36	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	999,398.76	1,110,669.84	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	721,845.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	959,697.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,294,418.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,553,665.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	80,702.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31A-2	5,772,213.10	0.00	--	--	--	0.00	0.00	22,562.84	22,562.84	0.00	0.00
32	526,930.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	641,235.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	377,505.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	486,358.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,832,804.31	446,247.71	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	251,498.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	395,972.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	727,444.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	165,874.21	287,572.04	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	614,747,412.61	51,708,592.91				0.00	0.00	651,516.74	651,516.74	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.516807%	6.493287%	105
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	20,763,646.10	0	0.00	0	0.00	6.516738%	6.493218%	106
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.516670%	6.493150%	107
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.516641%	6.493121%	108
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	20,825,451.53	1	2,523,713.24	0	0.00	6.516612%	6.493092%	109
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.521784%	6.498267%	110
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.521724%	6.498207%	111
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.521659%	6.498143%	112
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.521595%	6.498078%	113
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.521532%	6.498016%	114
10/20/25	1	4,400,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.521468%	6.497952%	115
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.521406%	6.497890%	116
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1A2-C1	30323390	07/09/26	0	B	207,957.85	207,957.85	0.00	41,000,000.00
1A2-C2-A	30323391	07/09/26	0	B	93,834.64	93,834.64	0.00	18,500,000.00
5A-6	30323395	07/06/26	0	B	126,413.26	126,413.26	0.00	26,000,000.00
5A-7	30323396	07/06/26	0	B	48,620.49	48,620.49	0.00	10,000,000.00
11A-5-1-2	30323402	07/06/26	0	A	99,983.08	99,983.08	0.00	20,833,333.00
20	30323407	07/06/26	0	B	52,144.58	52,144.58	0.00	8,250,000.00
31A-2	30323416	07/01/26	0	B	22,562.84	22,562.84	0.00	4,400,000.00
Totals					651,516.74	651,516.74	0.00	128,983,333.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		593,769,674	593,769,674	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	593,769,674	593,769,674	0	0	0	0
Jul-26	593,876,606	593,876,606	0	0	0	0
Jun-26	594,007,514	594,007,514	0	0	0	0
May-26	594,131,781	594,131,781	0	0	0	0
Apr-26	594,279,956	594,279,956	0	0	0	0
Mar-26	596,909,704	596,909,704	0	0	0	0
Feb-26	597,090,710	597,090,710	0	0	0	0
Jan-26	597,195,205	597,195,205	0	0	0	0
Dec-25	597,299,149	597,299,149	0	0	0	0
Nov-25	597,427,781	597,427,781	0	0	0	0
Oct-25	597,530,491	593,130,491	4,400,000	0	0	0
Sep-25	597,657,934	597,657,934	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9A-2	30322886	0.00	7.75500%	0.00	7.75500%	8	03/20/26	03/27/26	04/03/26
9A-2	30322886	0.00	7.75500%	0.00	7.75500%	8	07/02/26	07/06/26	07/07/26
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9A-2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3.50	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	233.30	0.00	0.00	0.00
30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	12.58	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	249.38	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			249.38

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29